Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash	$ 471,747	$ 2,093,718	$ 1,023,499
Accounts receivable		110,797	176,276
Less: Allowance for credit losses		(5,748)	(107,860)
Accounts receivable, net	26,161	105,049	68,416
Prepaid expenses and other current assets	1,080,936	741,155	333,507
Total current assets	1,578,844	2,939,922	1,425,422
Property and equipment, net	1,819	4,644	11,803
Goodwill	2,171,526	2,171,526	2,171,526
Operating lease right-of-use assets	46,434	134,013	307,258
Deferred offering costs			1,524,934
Other assets	38,381	38,381	38,381
Total assets	3,837,004	5,288,486	5,479,324
Current liabilities:
Accounts payable	9,429,803	6,439,863	1,100,249
Accrued expenses and other current liabilities	4,264,028	5,194,240	745,373
Bifurcated embedded derivative liabilities	0	0
Deferred underwriting fees	4,000,000	4,000,000
Deferred fee		500,000
Earnout liability	37,125	59,399	289,099
Due to related party	67,118	67,118
GEM commitment fee liability		2,000,000
Deferred revenue	1,322,238	1,214,096	930,436
Operating lease liabilities, current	81,708	234,043	284,963
Total current liabilities	35,610,924	37,089,615	29,284,339
Operating lease liabilities, non-current			234,043
Other long-term liabilities	75,000	75,000	75,000
Total liabilities	35,685,924	37,164,615	29,593,382
Commitments and contingencies (Note 17)
Stockholders’ deficit:
Common stock, value	300	259	394
Preferred stock, value
Additional paid-in capital	23,582,484	14,889,936	8,245,610
Accumulated deficit	(55,431,704)	(46,766,324)	(32,360,062)
Total stockholders’ deficit	(31,848,920)	(31,876,129)	(24,114,058)
Total liabilities and stockholders’ deficit	3,837,004	5,288,486	5,479,324
Nonrelated Party [Member]
Current liabilities:
Simple agreement for future equity			663,804
Convertible notes	3,530,571	2,693,841
Bifurcated embedded derivative liabilities			845,473
Notes payable	7,088,209	6,659,787	6,494,051
Warrant liability	79,000	641,000
Related Party [Member]
Current liabilities:
Simple agreement for future equity			8,802,196
Convertible notes		2,540,091	3,506,508
Bifurcated embedded derivative liabilities			1,936,827
Notes payable	3,468,124	2,505,137
Warrant liability	230,000	575,000
Yorkville [Member]
Current liabilities:
Convertible notes	$ 2,013,000	1,766,000	1,408,826
CPBF Lending LLC [Member]
Current liabilities:
Convertible notes		$ 2,693,841	$ 2,276,534